Quarterly Holdings Report
for
Fidelity Advisor® Growth Opportunities Fund
February 28, 2023
GO-NPRT1-0423
1.797926.119
Common Stocks - 95.8%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 14.9%
Diversified Telecommunication Services - 0.0%
AT&T, Inc.	169,500	3,205
Entertainment - 1.9%
Netflix, Inc. (a)	108,200	34,854
Roku, Inc. Class A (a)(b)	2,419,920	156,545
Sea Ltd. ADR (a)(b)	1,240,684	77,530
		268,929
Interactive Media & Services - 8.3%
Alphabet, Inc.:
Class A (a)	2,458,260	221,391
Class C (a)	6,565,580	592,872
Epic Games, Inc. (a)(c)(d)	56,200	41,924
Meta Platforms, Inc. Class A (a)	1,290,685	225,792
Snap, Inc. Class A (a)	2,650,400	26,902
Zoominfo Technologies, Inc. (a)	2,766,900	66,876
		1,175,757
Media - 0.9%
Innovid Corp. (a)	1,017,722	1,720
Magnite, Inc. (a)(b)	5,444,931	60,602
TechTarget, Inc. (a)	992,627	37,452
The Trade Desk, Inc. (a)	626,010	35,032
		134,806
Wireless Telecommunication Services - 3.8%
T-Mobile U.S., Inc. (a)	3,749,825	533,150
TOTAL COMMUNICATION SERVICES		2,115,847
CONSUMER DISCRETIONARY - 11.7%
Auto Components - 0.1%
Aptiv PLC (a)	121,300	14,105
Mobileye Global, Inc. (b)	132,400	5,231
		19,336
Automobiles - 2.0%
Neutron Holdings, Inc. (a)(c)(d)	474,927	12
Rad Power Bikes, Inc. (a)(c)(d)	382,384	1,465
Rivian Automotive, Inc. (a)	578,000	11,155
Tesla, Inc. (a)	1,323,840	272,327
		284,959
Diversified Consumer Services - 0.0%
Duolingo, Inc. (a)	34,000	3,087
Hotels, Restaurants & Leisure - 0.0%
Domino's Pizza, Inc.	4,400	1,294
Sonder Holdings, Inc.:
rights (a)(d)	15,489	5
rights (a)(d)	15,488	4
rights (a)(d)	15,488	3
rights (a)(d)	15,488	3
rights (a)(d)	15,488	2
rights (a)(d)	15,488	2
		1,313
Household Durables - 0.1%
Lennar Corp. Class A	19,600	1,896
Tempur Sealy International, Inc.	178,500	7,629
		9,525
Internet & Direct Marketing Retail - 8.1%
Amazon.com, Inc. (a)	5,996,340	565,035
Cazoo Group Ltd. Class A (a)(b)	622,670	1,401
Chewy, Inc. (a)(b)	445,200	18,053
Doordash, Inc. (a)	1,061,300	58,011
Global-e Online Ltd. (a)(b)	1,939,108	54,877
Lyft, Inc. (a)	6,189,102	61,891
Uber Technologies, Inc. (a)	11,047,181	367,429
Wayfair LLC Class A (a)	433,529	17,554
		1,144,251
Leisure Products - 0.0%
Peloton Interactive, Inc. Class A (a)(b)	190,100	2,456
Specialty Retail - 0.8%
Auto1 Group SE (a)(e)	8,726,779	66,551
Carvana Co. Class A (a)(b)	1,909,300	17,986
Floor & Decor Holdings, Inc. Class A (a)	98,000	8,997
Lowe's Companies, Inc.	70,400	14,485
		108,019
Textiles, Apparel & Luxury Goods - 0.6%
Bombas LLC (a)(c)(d)	5,086,874	17,550
Compagnie Financiere Richemont SA Series A	114,210	17,257
lululemon athletica, Inc. (a)	134,110	41,467
		76,274
TOTAL CONSUMER DISCRETIONARY		1,649,220
CONSUMER STAPLES - 0.3%
Beverages - 0.2%
Boston Beer Co., Inc. Class A (a)	56,900	18,424
Celsius Holdings, Inc. (a)	15,100	1,371
		19,795
Food Products - 0.0%
Local Bounti Corp. (a)(b)	3,652,755	2,506
Personal Products - 0.1%
Olaplex Holdings, Inc. (a)	2,097,400	10,319
Tobacco - 0.0%
JUUL Labs, Inc. Class B (a)(c)(d)	2,772	34
Philip Morris International, Inc.	37,100	3,610
		3,644
TOTAL CONSUMER STAPLES		36,264
ENERGY - 4.9%
Oil, Gas & Consumable Fuels - 4.9%
Antero Resources Corp. (a)	5,128,547	134,368
Canadian Natural Resources Ltd.	1,286,400	72,696
Cenovus Energy, Inc. (Canada)	2,998,600	55,291
Cheniere Energy, Inc.	87,500	13,767
Denbury, Inc. (a)	46,600	3,885
Exxon Mobil Corp.	1,166,700	128,232
Hess Corp.	944,045	127,163
Occidental Petroleum Corp.	44,300	2,594
Ovintiv, Inc.	2,215,800	94,770
Tourmaline Oil Corp.	1,465,000	64,204
		696,970
FINANCIALS - 2.4%
Banks - 1.6%
NatWest Group PLC	1,896,600	6,663
Starling Bank Ltd. Series D (a)(c)(d)	6,988,700	28,413
Wells Fargo & Co.	3,928,600	183,741
		218,817
Capital Markets - 0.6%
LPL Financial	355,900	88,818
Diversified Financial Services - 0.2%
Rapyd Financial Network 2016 Ltd. (a)(c)(d)	340,545	24,693
TOTAL FINANCIALS		332,328
HEALTH CARE - 10.7%
Biotechnology - 2.3%
ADC Therapeutics SA (a)	238,174	857
Agios Pharmaceuticals, Inc. (a)(b)	226,578	5,735
Alnylam Pharmaceuticals, Inc. (a)	154,835	29,643
ALX Oncology Holdings, Inc. (a)	653,300	4,325
Arcutis Biotherapeutics, Inc. (a)	235,100	3,804
Argenx SE ADR (a)	142,699	52,231
Ascendis Pharma A/S sponsored ADR (a)	67,662	7,517
Blueprint Medicines Corp. (a)	89,800	3,805
Celldex Therapeutics, Inc. (a)	804,000	34,403
Cytokinetics, Inc. (a)	1,015,500	44,032
Exelixis, Inc. (a)	1,277,900	21,827
Gilead Sciences, Inc.	36,800	2,964
Icosavax, Inc. (a)	1,429,100	11,690
Instil Bio, Inc. (a)	728,057	566
Keros Therapeutics, Inc. (a)	277,800	14,785
Moderna, Inc. (a)	8,200	1,138
Monte Rosa Therapeutics, Inc. (a)	396,100	2,408
Morphic Holding, Inc. (a)	208,036	8,846
Natera, Inc. (a)	31,500	1,529
Nuvalent, Inc. Class A (a)	283,376	8,583
PTC Therapeutics, Inc. (a)	58,900	2,572
Vaxcyte, Inc. (a)	1,088,743	44,606
Verve Therapeutics, Inc. (a)	217,300	4,129
Zentalis Pharmaceuticals, Inc. (a)	686,100	12,988
		324,983
Health Care Equipment & Supplies - 2.3%
Blink Health LLC Series A1 (a)(c)(d)	56,119	2,424
Boston Scientific Corp. (a)	3,157,074	147,498
Insulet Corp. (a)	113,310	31,314
Penumbra, Inc. (a)	218,763	56,876
TransMedics Group, Inc. (a)	1,076,517	86,197
		324,309
Health Care Providers & Services - 5.3%
agilon health, Inc. (a)(b)	5,208,600	110,474
Alignment Healthcare, Inc. (a)	986,100	9,802
Centene Corp. (a)	2,217,344	151,666
Humana, Inc.	342,360	169,475
LifeStance Health Group, Inc. (a)	3,785,215	19,380
P3 Health Partners, Inc. Class A (a)(f)	2,032,510	2,439
The Oncology Institute, Inc. (a)(c)	814,767	1,149
UnitedHealth Group, Inc.	584,467	278,171
		742,556
Life Sciences Tools & Services - 0.6%
Danaher Corp.	223,100	55,224
Thermo Fisher Scientific, Inc.	63,500	34,402
		89,626
Pharmaceuticals - 0.2%
Arvinas Holding Co. LLC (a)	316,700	9,707
AstraZeneca PLC sponsored ADR	25,400	1,656
Eli Lilly & Co.	60,400	18,798
		30,161
TOTAL HEALTH CARE		1,511,635
INDUSTRIALS - 1.7%
Aerospace & Defense - 1.4%
Lockheed Martin Corp.	139,000	65,922
Northrop Grumman Corp.	107,900	50,077
Space Exploration Technologies Corp. Class A (a)(c)(d)	85,000	6,545
The Boeing Co. (a)	368,200	74,211
		196,755
Air Freight & Logistics - 0.0%
FedEx Corp.	6,400	1,301
Commercial Services & Supplies - 0.3%
ACV Auctions, Inc. Class A (a)(b)	3,199,800	39,166
Electrical Equipment - 0.0%
Nextracker, Inc. Class A	59,400	1,808
Professional Services - 0.0%
FTI Consulting, Inc. (a)	17,900	3,288
Road & Rail - 0.0%
Bird Global, Inc.:
Stage 1 rights (a)(d)	106,001	0
Stage 2 rights (a)(d)	106,001	0
Stage 3 rights (a)(d)	106,001	0
		0
TOTAL INDUSTRIALS		242,318
INFORMATION TECHNOLOGY - 46.3%
Communications Equipment - 0.1%
Lumentum Holdings, Inc. (a)	319,400	17,187
Electronic Equipment & Components - 2.3%
Coherent Corp. (a)(b)	232,300	10,019
Flex Ltd. (a)	9,886,599	225,019
Jabil, Inc.	1,099,900	91,325
		326,363
IT Services - 10.9%
Adyen BV (a)(e)	15,600	22,112
Block, Inc. Class A (a)	2,527,000	193,897
Cloudflare, Inc. (a)	720,400	43,231
Dlocal Ltd. (a)	5,098,017	76,164
EPAM Systems, Inc. (a)	504,637	155,252
Fiserv, Inc. (a)	354,800	40,834
Flywire Corp. (a)	178,146	4,406
Global Payments, Inc.	63,600	7,136
Globant SA (a)	131,300	21,675
GoDaddy, Inc. (a)	1,519,506	115,042
Marqeta, Inc. Class A (a)	7,597,752	44,067
MasterCard, Inc. Class A	404,612	143,755
MongoDB, Inc. Class A (a)	627,600	131,495
Nuvei Corp. (Canada) (a)(e)	3,407,291	104,329
Okta, Inc. (a)	120,000	8,555
Payoneer Global, Inc. (a)(c)	442,000	2,564
Repay Holdings Corp. (a)(f)	5,214,727	44,221
Shift4 Payments, Inc. (a)(b)	1,148,200	74,059
Shopify, Inc. Class A (a)	309,800	12,745
TaskUs, Inc. (a)(b)	2,313,474	39,803
Twilio, Inc. Class A (a)	664,500	44,661
Visa, Inc. Class A	981,661	215,907
Wix.com Ltd. (a)	18,100	1,639
		1,547,549
Semiconductors & Semiconductor Equipment - 15.9%
Advanced Micro Devices, Inc. (a)	4,302,400	338,083
Applied Materials, Inc.	1,066,401	123,862
ASML Holding NV (Netherlands)	3,500	2,157
BE Semiconductor Industries NV	64,900	5,036
GlobalFoundries, Inc. (a)	3,385,557	221,212
Lam Research Corp.	177,876	86,450
Marvell Technology, Inc.	3,660,479	165,271
NVIDIA Corp.	2,898,972	673,025
NXP Semiconductors NV	1,366,872	243,959
onsemi (a)	3,473,961	268,919
Rambus, Inc. (a)	559,800	24,760
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,031,700	89,830
		2,242,564
Software - 14.0%
Adobe, Inc. (a)	26,100	8,455
Bill Holdings, Inc. (a)	773,900	65,495
Confluent, Inc. (a)(b)	1,602,700	39,090
Datadog, Inc. Class A (a)	858,700	65,708
DoubleVerify Holdings, Inc. (a)	1,743,945	45,813
Dynatrace, Inc. (a)	3,344,764	142,253
Elastic NV (a)	920,540	54,330
Five9, Inc. (a)	752,600	49,672
HubSpot, Inc. (a)	167,049	64,625
Intapp, Inc. (a)	1,642,269	65,001
Intuit, Inc.	176,808	71,993
Microsoft Corp.	4,277,415	1,066,870
Oracle Corp.	745,400	65,148
Palo Alto Networks, Inc. (a)	64,400	12,131
Pegasystems, Inc.	44,200	2,050
Pine Labs Private Ltd. (a)(c)(d)	16,636	9,023
Salesforce.com, Inc. (a)	269,638	44,115
SentinelOne, Inc. (a)	284,300	4,546
ServiceNow, Inc. (a)	222,158	96,010
Stripe, Inc. Class B (a)(c)(d)	73,500	1,593
Viant Technology, Inc. (a)	1,347,314	5,295
Zscaler, Inc. (a)	44,500	5,836
		1,985,052
Technology Hardware, Storage & Peripherals - 3.1%
Apple, Inc.	2,882,060	424,844
Pure Storage, Inc. Class A (a)	592,000	16,896
		441,740
TOTAL INFORMATION TECHNOLOGY		6,560,455
MATERIALS - 0.5%
Chemicals - 0.5%
Nutrien Ltd.	856,600	66,626
Metals & Mining - 0.0%
MP Materials Corp. (a)	151,700	5,310
Paper & Forest Products - 0.0%
Louisiana-Pacific Corp.	21,800	1,276
TOTAL MATERIALS		73,212
REAL ESTATE - 0.0%
Real Estate Management & Development - 0.0%
WeWork, Inc. (a)	3,113,000	3,611
UTILITIES - 2.4%
Electric Utilities - 1.7%
Constellation Energy Corp.	661,433	49,535
ORSTED A/S (e)	666,156	57,984
PG&E Corp. (a)	8,448,000	131,958
		239,477
Independent Power and Renewable Electricity Producers - 0.7%
NextEra Energy Partners LP	1,490,000	98,727
TOTAL UTILITIES		338,204
TOTAL COMMON STOCKS (Cost $10,580,246)		13,560,064

Preferred Stocks - 3.5%
	Shares	Value ($) (000s)
Convertible Preferred Stocks - 2.6%
COMMUNICATION SERVICES - 0.4%
Interactive Media & Services - 0.4%
ByteDance Ltd. Series E1 (a)(c)(d)	116,411	23,140
Reddit, Inc. Series F (a)(c)(d)	793,873	30,247
		53,387
CONSUMER DISCRETIONARY - 0.3%
Automobiles - 0.0%
Rad Power Bikes, Inc.:
Series A(a)(c)(d)	49,852	191
Series C(a)(c)(d)	196,163	751
Series D(a)(c)(d)	415,700	1,592
		2,534
Internet & Direct Marketing Retail - 0.3%
Circle Internet Financial Ltd. Series F (c)(d)	155,650	5,211
Instacart, Inc.:
Series H(a)(c)(d)	267,054	10,562
Series I(a)(c)(d)	90,554	3,581
Meesho Series F (a)(c)(d)	243,800	19,016
		38,370
TOTAL CONSUMER DISCRETIONARY		40,904

CONSUMER STAPLES - 0.2%
Food & Staples Retailing - 0.1%
GoBrands, Inc. Series G (a)(c)(d)	70,400	9,430

Food Products - 0.1%
Bowery Farming, Inc. Series C1 (a)(c)(d)	404,785	8,221

Tobacco - 0.0%
JUUL Labs, Inc.:
Series C(a)(c)(d)	566,439	6,860
Series D(a)(c)(d)	3,671	44
		6,904
TOTAL CONSUMER STAPLES		24,555

HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.1%
Blink Health LLC Series C (a)(c)(d)	234,164	10,116

Health Care Technology - 0.0%
Aledade, Inc. Series E1 (c)(d)	153,312	8,178

TOTAL HEALTH CARE		18,294

INDUSTRIALS - 0.7%
Aerospace & Defense - 0.5%
Relativity Space, Inc. Series E (a)(c)(d)	1,068,417	20,417
Space Exploration Technologies Corp.:
Series I(a)(c)(d)	16,438	12,657
Series N(a)(c)(d)	51,400	39,578
		72,652
Construction & Engineering - 0.2%
Beta Technologies, Inc. Series A (a)(c)(d)	441,839	33,633

TOTAL INDUSTRIALS		106,285

INFORMATION TECHNOLOGY - 0.8%
Electronic Equipment & Components - 0.1%
CelLink Corp. Series D (a)(c)(d)	380,829	4,958
Enevate Corp. Series E (a)(c)(d)	7,873,996	4,646
		9,604
IT Services - 0.1%
Yanka Industries, Inc.:
Series E(a)(c)(d)	341,047	3,731
Series F(a)(c)(d)	380,955	4,168
		7,899
Semiconductors & Semiconductor Equipment - 0.1%
GaN Systems, Inc.:
Series F1(a)(c)(d)	339,534	3,816
Series F2(a)(c)(d)	179,288	2,015
SiMa.ai:
Series B(a)(c)(d)	1,198,500	7,730
Series B1(c)(d)	171,099	1,278
Xsight Labs Ltd. Series D (a)(c)(d)	501,100	3,643
		18,482
Software - 0.5%
Bolt Technology OU Series E (a)(c)(d)	290,611	36,357
Convoy, Inc. Series D (a)(c)(d)	1,038,289	7,455
Databricks, Inc.:
Series G(a)(c)(d)	181,200	9,631
Series H(a)(c)(d)	32,352	1,720
Mountain Digital, Inc. Series D (a)(c)(d)	896,466	11,107
Skyryse, Inc. Series B (a)(c)(d)	244,100	4,906
Stripe, Inc. Series H (a)(c)(d)	30,700	665
Tenstorrent, Inc. Series C1 (a)(c)(d)	32,900	1,850
		73,691
TOTAL INFORMATION TECHNOLOGY		109,676

MATERIALS - 0.1%
Metals & Mining - 0.1%
Diamond Foundry, Inc. Series C (a)(c)(d)	674,317	23,918

TOTAL CONVERTIBLE PREFERRED STOCKS		377,019
Nonconvertible Preferred Stocks - 0.9%
CONSUMER DISCRETIONARY - 0.4%
Automobiles - 0.0%
Neutron Holdings, Inc. Series 1C (a)(c)(d)	6,477,300	168
Waymo LLC Series A2 (a)(c)(d)	47,838	2,456
		2,624
Internet & Direct Marketing Retail - 0.4%
Circle Internet Financial Ltd. Series E (c)(d)	1,497,818	50,147

TOTAL CONSUMER DISCRETIONARY		52,771

FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Thriveworks TopCo LLC Series B (a)(c)(d)(g)	764,320	12,588

INFORMATION TECHNOLOGY - 0.4%
IT Services - 0.1%
Gupshup, Inc. (a)(c)(d)	509,400	8,441

Software - 0.3%
Pine Labs Private Ltd.:
Series 1(a)(c)(d)	39,764	21,566
Series A(a)(c)(d)	9,936	5,389
Series B(a)(c)(d)	10,808	5,862
Series B2(a)(c)(d)	8,745	4,743
Series C(a)(c)(d)	16,265	8,821
Series C1(a)(c)(d)	3,427	1,859
Series D(a)(c)(d)	3,667	1,989
		50,229
TOTAL INFORMATION TECHNOLOGY		58,670

TOTAL NONCONVERTIBLE PREFERRED STOCKS		124,029
TOTAL PREFERRED STOCKS (Cost $546,611)		501,048

Convertible Bonds - 0.1%
	Principal Amount (h) (000s)	Value ($) (000s)
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Neutron Holdings, Inc.:
4% 10/27/25 (c)(d)(i)	12,886	12,096
4% 5/22/27 (c)(d)	843	881
4% 6/12/27 (c)(d)	232	242
(Cost $13,961)		13,219

Preferred Securities - 0.1%
	Principal Amount (h) (000s)	Value ($) (000s)
INFORMATION TECHNOLOGY - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
GaN Systems, Inc. 0% (c)(d)(j)	7,958	9,892
Software - 0.0%
Tenstorrent, Inc. 0% (c)(d)(j)	1,830	1,731
TOTAL PREFERRED SECURITIES (Cost $9,788)		11,623

Money Market Funds - 1.7%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 4.63% (k)	21,196,422	21,201
Fidelity Securities Lending Cash Central Fund 4.63% (k)(l)	214,606,154	214,628
TOTAL MONEY MARKET FUNDS (Cost $235,829)		235,829

TOTAL INVESTMENT IN SECURITIES - 101.2% (Cost $11,386,435)	14,321,783
NET OTHER ASSETS (LIABILITIES) - (1.2)%	(164,771)
NET ASSETS - 100.0%	14,157,012

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $663,279,000 or 4.7% of net assets.

(d)	Level 3 security
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $250,976,000 or 1.8% of net assets.

(f)	Affiliated company
(g)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(h)	Amount is stated in United States dollars unless otherwise noted.
(i)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(j)	Security is perpetual in nature with no stated maturity date.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(l)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
Aledade, Inc. Series E1	5/20/22	7,637

Beta Technologies, Inc. Series A	4/09/21	32,374

Blink Health LLC Series A1	12/30/20	1,520

Blink Health LLC Series C	11/07/19 - 7/14/21	8,939

Bolt Technology OU Series E	1/03/22	75,500

Bombas LLC	2/16/21 - 11/12/21	24,316

Bowery Farming, Inc. Series C1	5/18/21	24,388

ByteDance Ltd. Series E1	11/18/20	12,756

CelLink Corp. Series D	1/20/22	7,930

Circle Internet Financial Ltd. Series E	5/11/21	24,310

Circle Internet Financial Ltd. Series F	5/09/22	6,559

Convoy, Inc. Series D	10/30/19	14,058

Databricks, Inc. Series G	2/01/21	10,713

Databricks, Inc. Series H	8/31/21	2,377

Diamond Foundry, Inc. Series C	3/15/21	16,184

Enevate Corp. Series E	1/29/21	8,730

Epic Games, Inc.	7/13/20 - 3/29/21	45,615

GaN Systems, Inc. Series F1	11/30/21	2,879

GaN Systems, Inc. Series F2	11/30/21	1,520

GaN Systems, Inc. 0%	11/30/21	7,958

GoBrands, Inc. Series G	3/02/21	17,580

Gupshup, Inc.	6/08/21	11,648

Instacart, Inc. Series H	11/13/20	16,023

Instacart, Inc. Series I	2/26/21	11,319

JUUL Labs, Inc. Class B	11/21/17	0

JUUL Labs, Inc. Series C	5/22/15	0

JUUL Labs, Inc. Series D	6/25/18	0

Meesho Series F	9/21/21	18,693

Mountain Digital, Inc. Series D	11/05/21	20,588

Neutron Holdings, Inc.	2/04/21	5

Neutron Holdings, Inc. Series 1C	7/03/18	1,184

Neutron Holdings, Inc. 4% 10/27/25	10/29/21 - 10/27/22	12,887

Neutron Holdings, Inc. 4% 5/22/27	6/04/20	843

Neutron Holdings, Inc. 4% 6/12/27	6/12/20	232

Payoneer Global, Inc.	2/03/21	4,420

Pine Labs Private Ltd.	6/30/21	6,203

Pine Labs Private Ltd. Series 1	6/30/21	14,826

Pine Labs Private Ltd. Series A	6/30/21	3,705

Pine Labs Private Ltd. Series B	6/30/21	4,030

Pine Labs Private Ltd. Series B2	6/30/21	3,261

Pine Labs Private Ltd. Series C	6/30/21	6,065

Pine Labs Private Ltd. Series C1	6/30/21	1,278

Pine Labs Private Ltd. Series D	6/30/21	1,367

Rad Power Bikes, Inc.	1/21/21	1,845

Rad Power Bikes, Inc. Series A	1/21/21	240

Rad Power Bikes, Inc. Series C	1/21/21	946

Rad Power Bikes, Inc. Series D	9/17/21	3,984

Rapyd Financial Network 2016 Ltd.	3/30/21	25,000

Reddit, Inc. Series F	8/11/21	49,057

Relativity Space, Inc. Series E	5/27/21	24,397

SiMa.ai Series B	5/10/21	6,145

SiMa.ai Series B1	4/25/22 - 10/17/22	1,213

Skyryse, Inc. Series B	10/21/21	6,024

Space Exploration Technologies Corp. Class A	2/16/21	3,570

Space Exploration Technologies Corp. Series I	4/05/18	2,778

Space Exploration Technologies Corp. Series N	8/04/20	13,878

Starling Bank Ltd. Series D	6/18/21 - 4/05/22	13,359

Stripe, Inc. Class B	5/18/21	2,949

Stripe, Inc. Series H	3/15/21	1,232

Tenstorrent, Inc. Series C1	4/23/21	1,956

Tenstorrent, Inc. 0%	4/23/21	1,830

The Oncology Institute, Inc.	6/28/21	8,148

Thriveworks TopCo LLC Series B	7/23/21 - 2/25/22	21,961

Waymo LLC Series A2	5/08/20	4,108

Xsight Labs Ltd. Series D	2/16/21	4,007

Yanka Industries, Inc. Series E	5/15/20	4,120

Yanka Industries, Inc. Series F	4/08/21	12,144

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.63%	4,561	478,246	461,606	244	-	-	21,201	0.0%
Fidelity Securities Lending Cash Central Fund 4.63%	168,941	360,147	314,460	383	-	-	214,628	0.7%
Total	173,502	838,393	776,066	627	-	-	235,829

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) column means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
P3 Health Partners, Inc.	9,715	-	-	-	-	10,610	-
P3 Health Partners, Inc. Class A	-	-	-	-	-	(17,886)	2,439
Repay Holdings Corp.	46,202	-	-	-	-	(1,981)	44,221
Total	55,917	-	-	-	-	(9,257)	46,660

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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